RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties

Balances as of the year ended December 31, 2023 and 2022, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2023	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	863	Ps.	-
Financial assets in investments		-		-		1,533,531		2,008,318		-
Financial assets in credit operations		14,141		7,537		742,607	(**)	2,884,514		138,645
Accounts receivable		28		12		34,908		1,945,671		68
Other assets		-		-		12,651		59,511		-

Liabilities
Deposits	Ps.	187,385	Ps.	27,531	Ps.	95,101	Ps.	1,420,051	Ps.	15,432
Accounts payable		683		314		20,173		417,908		2
Financial obligations		85		1,237		3		4,774		-
Other liabilities		-		-		61		53		-

(*) Include family members

(**) Includes two loans for Ps. 1,037,413 at 36 months with SOFR rate 3M + 3.5% and Ps. 202,371 at 24 months with IBR rate 3M + 4.5% , granted to an entity controlled by the ultimate beneficial owner of the Group (See note 1.1 B)

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2022	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	—	Ps.	—	Ps.	—	Ps.	292	Ps.	—
Financial assets in investments		—		—		1,798,710		3,047,516		—
Financial assets in credit operations		18,375		8,822		553,830	(**)	3,228,184		161,569
Accounts receivable		35		19		14,288		2,154,112		6
Other assets		—		—		7,941		28,290		3,028

Liabilities
Deposits	Ps.	260,079	Ps.	29,704	Ps.	176,414	Ps.	1,099,251	Ps.	14,351
Accounts payable		292		214		19,983		153,676		5,033
Financial obligations		13		74		—		20,279		—
Other liabilities		—		—		7,032		114		—

(*) Include family members

(**) Includes two loans for Ps. 1,303,971 at 36 months with SOFR rate 3M + 3.5% and Ps. 201,954 at 24 months with IBR rate 3M + 4.5% , granted to an entity controlled by the ultimate beneficial owner of the Group (See note 1.1 B)

Schedule of transactions between related parties

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2023	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	550	Ps.	611	Ps.	92,029	Ps.	618,120	Ps.	24,009
Fee income and commissions		4		25		28,853		157,205		33
Leases		—		—		1,574		76		—
Other income		3		14		480,565		30,809		51

Expenses
Financial expenses	Ps.	(4,412)	Ps.	(3,581)	Ps.	(10,337)	Ps.	(80,165)	Ps.	(281)
Fee expenses and commissions		(4)		(2,801)		(91,646)		(4,044)		(171)
Operating expenses		(706)		(15,735)		(408)		(5,517)		—
Other expenses		(11)		(8)		(173,899)		(100,632)		—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2022	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	501	Ps.	578	Ps.	45,585	Ps.	342,962	Ps.	20,418
Fee income and commissions		3		69		29,161		169,629		6
Leases		—		—		1,499		—		—
Other income		5		6		510,803		28,818		36

Expenses
Financial expenses	Ps.	(2,458)	Ps.	(2,253)	Ps.	(13,370)	Ps.	(119,330)	Ps.	(211)
Fee expenses and commissions		(4)		(2,153)		(59,554)		(5,028)		(400)

	Individuals		Entities
Entities
with
	Individuals with			Entities	significant
	control	Key	Associates	controlled	influence
	over Grupo	management	and joint	by	by
December 31, 2022	Aval (*)	personnel (*)	ventures	individuals	individuals
Operating expenses	(905)	(11,277)	(502)	(3,181)	—
Other expenses	(8)	(3,190)	(213,080)	(98,920)	(35)

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2021	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	294	Ps.	439	Ps.	18,333	Ps.	60,964	Ps.	11,224
Fee income and commissions		4		51		30,417		120,642		6
Leases		—		—		1,459		81		—
Other income		7		14		340,583		15,867		20

Expenses
Financial expenses	Ps.	(857)	Ps.	(391)	Ps.	(1,034)	Ps.	(31,879)	Ps.	(127)
Fee expenses and commissions		(4)		(1,862)		(39,278)		(1,466)		(338)
Operating expenses		(308)		(9,829)		(327)		(2,648)		—
Other expenses		(3)		(2,868)		(84,328)		(49,364)		—

(*) Include family members

Schedule of key management personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2023		2022		2021
Salaries	Ps.	36,222	Ps.	34,852	Ps.	34,250
Short term benefits for employees		6,741		17,686		14,761
Termination benefits		8,754		—		—
Long term benefits for employees		—		—		425
Fee		2,418		1,917		1,871
Total	Ps.	54,135	Ps.	54,455	Ps.	51,307